Loan Commitments and Standby Letters of Credit (Tables)	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
Schedule of Exposure to Credit Loss for Loan Commitments and Standby Letters of Credit
The Company's maximum exposure to credit loss for loan commitments (unfunded loans and unused lines of credit, including home equity lines of credit) and standby letters of credit outstanding were as follows:

	December 31,
(in thousands)	2014	2013
Unfunded commitments of existing commercial loans	$471,372	$385,674
Unfunded commitments of existing consumer/residential loans	112,145	106,024
Standby letters of credit	34,559	37,217
Commitments to grant loans	19,064	32,077
Total	$637,140	$560,992